Organization, Nature of the Business, and Risks and Uncertainties	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Nature of the Business, and Risks and Uncertainties
Note 1. Organization, Nature of the Business, and Risks and Uncertainties
Organization and Nature of Business
Unless otherwise indicated or the context otherwise requires, references to the “Company” and “Markforged” refer to the consolidated operations of Markforged Holding Corporation and its subsidiaries. References to “AONE” refer to the company prior to the consummation of the Merger and references to “Legacy Markforged” refer to MarkForged, Inc. and its consolidated subsidiaries prior to the consummation of the Merger.
Legacy Markforged was founded in 2013 to transform the manufacturing industry with high strength, cost effective parts using additive manufacturing. Markforged produces and sells 3D printers, materials, software, and other related services worldwide to customers who can build parts strong enough for the factory floor with significantly reduced lead time and cost. The printers print in plastic, nylon, metal, and the parts can be reinforced with carbon fiber for industry leading strength at an affordable price point.
On February 23, 2021, one, a Cayman Islands exempted company (“AONE”), entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Caspian Merger Sub Inc., a wholly owned subsidiary of AONE (“Merger Sub”), and Legacy Markforged, pursuant to which (i) AONE would deregister as a Cayman Islands company and domesticate as a corporation in the State of Delaware and would be renamed “Markforged Holding Corporation” (the “Domestication”) and (ii) Merger Sub would merge with and into Legacy Markforged with Legacy Markforged surviving as a wholly owned subsidiary of Markforged Holding Corporation (the “Merger”). AONE’s shareholders approved the transactions contemplated by the Merger Agreement on July 13, 2021, and the Domestication and the Merger were completed on July 14, 2021 (the “Closing”).
Cash proceeds of the merger were funded through a combination of AONE’s $132.5 million of cash held in trust (after redemptions of $64.2 million) and an aggregate of $210.0 million in fully committed common stock transactions at $10.00 per share. Immediately prior to the Closing, Legacy Markforged repurchased shares of common stock from certain of its stockholders, for a total value of $45.0 million, referred to as the “Employee Transactions”. Total net proceeds upon Closing, net of the Employee Transactions and transaction costs paid at Closing of $27.1 million, were $288.8 million.
Risks and Uncertainties
COVID-19
has had an impact on the Company’s results, since the second quarter of 2020, and the Company is unable to predict the ultimate impact that the virus may have on the business, future results of operations, financial position or cash flows. Further, the
COVID-19
impact on the Company is largely dependent on future developments and subsequent government responses. The Company identified potential risks to the business to include certain accounting estimates around its supply chain, accounts receivable, inventory and related reserves, and long-lived assets. As of and for the year ended December 31, 2021, these risks were assessed and had no material impact on the realizability of accounts receivables, inventories, long- lived assets or the related estimates used in the Company’s consolidated financial statements. There may be changes to those estimates in future periods, and actual results could differ from those estimates.
The Company has funded its operations to date primarily through the sale of convertible preferred stock, the proceeds from the Merger, including the sale of common stock, and the sale of its products. Management believes that existing cash will be sufficient to fund operating and capital expenditure requirements through at least one year after the date these consolidated financial statements are issued. The accompanying consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern and contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business.